Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2017:

	Quoted prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2016
	Rmb	Rmb	Rmb	Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	1,968	—	—	1,968
- Gaming, entertainment and tourist-related	8,809	—	—	8,809
- Property development and investment	7,629	—	—	7,629
- Others	2,051	—	—	2,051

	20,457	—	—	20,457

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	15,983	—	—	15,983

Total	36,440	—	—	36,440

	Quoted prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2017	Balance as of December 31, 2017
	Rmb	Rmb	Rmb	Rmb	US$
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,068	—	—	2,068	318
- Gaming, entertainment and tourist-related	2,948	—	—	2,948	453
- Property development and investment	4,548	—	—	4,548	699

	9,564	—	—	9,564	1,470

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operation	16,798	—	—	16,798	2,582

Total	26,362	—	—	26,362	4,052